Inventories Related to Real Estate Business	12 Months Ended
Dec. 31, 2021
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Inventories Related to Real Estate Business
12.	INVENTORIES RELATED TO REAL ESTATE BUSINESS

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$625,791	$667,630	$24,067
Construction in progress	11,058,328	2,956,958	106,596
Land held for construction	1,787,526	1,787,526	64,439

	$13,471,645	$5,412,114	$195,102

Construction in progress is mainly located on Hutai Road in Shanghai, China and Lidu Road in Kun Shan, China. The capitalized borrowing costs for the years ended December 31, 2019, 2020 and 2021 are disclosed in Note 25.
Construction in progress located on Hutai Road in Shanghai was completed in 2021 and immediately leased out for shopping centers business
. As a result, the Group reclassified those buildings and land use right under the line item of “inventories related to real estate—construction in progress” to investment properties wi
th amount

of NT$9,722,579 thousand (US$350,490 thousand).
As of December 31, 2020 and 2021, inventories related to real estate business of NT$13,471,645 thousand and NT$5,412,114 thousand (US$195,102 thousand), respectively, are expected to be recovered longer than twelve months.
Refer to Note 36 for the carrying amount of inventories related to real estate business that had been pledged by the Group to secure bank borrowings.